Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Expense [Abstract]
Taxes	TaxesIncome tax expense (recovery)

	2022	2021
Current income taxes	$37,068	$40,087
Deferred income taxes	(4,292)	(84,102)
Total income tax expense (recovery)	$32,776	$(44,015)
Income tax expense (recovery) differs from the amount that would arise from applying the Canadian federal and provincial statutory income tax rates to earnings before income tax as follows:

	2022	2021
(Loss) earnings before income tax	$(44,433)	$402,934

Income tax at statutory tax rate of 26.5%	(11,775)	106,778
Increase (decrease) due to:
Difference between Canadian and foreign tax rates(1)	(11,406)	(7,008)
Change in unrecognized deductible temporary differences	51,858	(172,247)
Impact of foreign currency on deferred tax balances	(3,831)	25,515
Non-deductible costs	6,102	(1,875)
Local mining taxes	1,330	4,574
Other	498	248
Income tax expense (recovery)	$32,776	$(44,015)
(1)Income tax expense (recovery) in 2022 included $1.0 million withholding tax recovery (2021 - $8.7 million withholding tax expense) related to the Öksüt Mine.
b.Deferred income tax assets and liabilities
The following are significant components of deferred income tax assets and liabilities:

	2022	2021
Deferred income tax assets
Provisions - asset retirement obligations and other	$(41,753)	$(55,341)
Tax losses	(73,227)	(85,415)
Total deferred income tax assets	$(114,980)	$(140,756)
Deferred income tax liabilities
Inventory	$5,950	$—
Property, plant and equipment	55,849	81,917
Investments in subsidiaries	—	12,400
Total deferred income tax liabilities	$61,799	$94,317
Net deferred income tax assets	$(53,181)	$(46,439)
The deferred income tax asset of $115.0 million is expected to be realized in more than one year. The deferred income tax liability of $61.8 million is expected to be realized in more than one year.
After offsetting deferred income tax assets against deferred income tax liabilities in the same taxable entity, the resulting balances are as follows:

	2022	2021
Deferred income tax assets	$(61,900)	$(101,300)
Deferred income tax liabilities	8,719	54,861
Net deferred income tax assets	$(53,181)	$(46,439)

A reconciliation of the movements of the deferred income tax assets and liabilities is provided below:

	2022	2021
Balance at the beginning of year	$(46,439)	$39,473
Recognized in the statement of loss	(4,292)	(84,102)
Recognized in other comprehensive loss	(2,450)	(1,810)
Balance at the end of the year	$(53,181)	$(46,439)
The deferred income tax recovery of $4.3 million recognized in the consolidated statements of loss includes the drawdown of $39.4 million of the deferred income tax assets recognized in 2021 for the Mount Milligan Mine. Deferred income tax assets were recognized as a result of the periodic assessment performed as at December 31, 2022 to conclude that it was more likely than not that the related tax benefit will be realized in the future based on the expectation of future earnings.
The Company has not recognized deferred income tax assets with respect to the following deductible temporary differences:

	2022	2021
Deductible temporary differences(1)	$458,400	$443,000
British Columbia mining tax deductible temporary differences	655,200	566,800
British Columbia mining tax credits	1,300	1,400
Capital losses	4,800	5,100
Total deductible temporary differences	$1,119,700	$1,016,300
(1)The deductible temporary differences consist of $335.1 million for Canada (December 31, 2021 - $251.6 million), $123.3 million for the United States (December 31, 2021 - $160.5 million) and nil for Türkiye (December 31, 2021 - $30.9 million).
The capital loss carry forwards and deductible temporary differences have no expiry date.

Expiry dates of tax losses	2029	Thereafter	Total
Non-capital tax losses(1)
Canada	$18,897	$647,103	$666,000
United States	897	176,086	176,983
	$19,794	$823,189	$842,983
(1)Represents the gross amount of tax loss carry forwards translated at the closing exchange rate as at December 31, 2022.
The non-capital tax losses include $544.2 million of losses which are not recognized as deferred income tax assets. In addition, the non-capital tax losses for the United States include $75.6 million that are restricted due to the change in ownership.